Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended				40 Months Ended	49 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2011		Jun. 30, 2010		Sep. 30, 2010		Sep. 30, 2009		Sep. 30, 2010	Jun. 30, 2011
OPERATING EXPENSES
General and administrative expenses*	$ 2,730	[1]	$ 2,629	[1]	$ 10,204	[1]	$ 3,554	[1]	$ 6,192	[2]	$ 18	[2]	$ 6,256 [2]	$ 16,460 [1]
Financial expenses (income), net	1		4		2		5		(4)		0		(4)	(2)
NET LOSS	$ 2,731		$ 2,633		$ (10,206)		$ (3,559)		$ (6,188)		$ (18)		$ (6,252)	$ (16,458)
Net loss per common share - basic and diluted (in dollars per share)	$ 0.04		$ 0.04		$ 0.14		$ 0.05		$ 0.09		$ 0
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	72,371,823		66,500,000		71,067,033		66,935,897		67,300,000		66,500,000

[1]	In the Nine month period ended June 30, 2011 and June 30, 2010 - includes $7,013 and $3,117 thousands share-based compensation respectively.
[2]	For the year ended September 30, 2010 - includes $5,455 share-based compensation.